United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/18

Date of Reporting Period: Quarter ended 01/31/18

Item 1.	Schedule of Investments

Federated Muni and Stock Advantage Fund
Portfolio of Investments
January 31, 2018 (unaudited)
Shares or Principal Amount		Value
	COMMON STOCKS—47.7%
	Consumer Discretionary—5.3%
44,346	Best Buy Co., Inc.	$3,239,919
70,624	Carnival Corp.	5,057,385
49,788	Dollar General Corp.	5,134,138
558,581	Ford Motor Co.	6,127,634
171,123	General Motors Co.	7,257,326
30,858	Home Depot, Inc.	6,199,372
61,231	L Brands, Inc.	3,067,061
51,293	Lowe's Cos., Inc.	5,371,916
101,392	MGM Resorts International	3,695,738
123,524	PulteGroup, Inc.	3,931,769
30,547	Royal Caribbean Cruises, Ltd.	4,079,552
76,038	Tapestry, Inc.	3,576,827
80,287	Target Corp.	6,039,188
95,537	Time Warner, Inc.	9,109,453
202,200	Twenty-First Century Fox, Inc., Class A	7,461,180
84,752	Walt Disney Co.	9,210,000
	TOTAL	88,558,458
	Consumer Staples—4.1%
34,135	Altria Group, Inc.	2,401,056
141,150	Conagra Brands, Inc.	5,363,700
22,429	Costco Wholesale Corp.	4,370,739
116,703	CVS Health Corp.	9,183,359
212,552	Empire Co. Ltd., Class A	4,112,795
40,511	Energizer Holdings, Inc.	2,358,550
111,497	Flowers Foods, Inc.	2,186,456
97,328	Imperial Brands PLC, ADR	4,084,856
180,887	Koninklijke Ahold Delhaize NV, ADR	4,033,780
148,583	Kroger Co.	4,510,980
30,884	Nu Skin Enterprises, Inc.	2,218,707
40,582	Smucker (J.M.) Co.	5,149,450
51,344	Tyson Foods, Inc., Class A	3,907,792
137,215	Wal-Mart Stores, Inc.	14,627,119
	TOTAL	68,509,339
	Energy—4.3%
39,152	BP PLC, ADR	1,675,314
35,038	Cimarex Energy Co.	3,931,264
142,900	ConocoPhillips	8,403,949
87,226	Devon Energy Corp.	3,608,540
57,558	ENI SpA, ADR	2,084,751
64,266	EOG Resources, Inc.	7,390,590
138,715	Halliburton Co.	7,448,996
290,439	Marathon Oil Corp.	5,283,085
134,674	PBF Energy, Inc., Class A	4,354,010
28,645	Pioneer Natural Resources, Inc.	5,239,457
64,647	Royal Dutch Shell PLC, Class A, ADR	4,540,805

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Energy—continued
198,572	TOTAL SA, ADR	$11,529,090
67,962	Valero Energy Corp.	6,522,313
	TOTAL	72,012,164
	Financials—10.0%
54,213	Aflac, Inc.	4,781,587
76,911	Allstate Corp.	7,596,499
13,180	Ameriprise Financial, Inc.	2,223,466
11,834	Aon PLC	1,682,440
40,629	Artisan Partners Asset Management, Inc., Class A	1,590,625
47,614	Assured Guaranty Ltd.	1,694,582
109,980	Aviva PLC, ADR	1,635,403
51,743	AXA, ADR	1,702,345
645,758	Bank of America Corp.	20,664,256
223,004	Citigroup, Inc.	17,501,354
50,720	CME Group, Inc.	7,784,505
77,403	Comerica, Inc.	7,370,314
46,130	Discover Financial Services	3,681,174
77,801	East West Bancorp, Inc.	5,127,864
16,780	Evercore, Inc., Class A	1,687,229
105,524	Hartford Financial Services Group, Inc.	6,200,590
228,034	JPMorgan Chase & Co.	26,376,693
23,301	Kemper Corp.	1,511,070
111,805	Lazard Ltd., Class A	6,548,419
183,424	Morgan Stanley	10,372,627
89,729	OM Asset Management PLC	1,605,252
42,267	PNC Financial Services Group	6,679,031
115,039	Progressive Corp.	6,223,610
29,910	Prudential PLC, ADR	1,619,028
71,707	Raymond James Financial, Inc.	6,911,838
38,545	Sun Life Financial, Inc. (Canada)	1,671,697
35,014	Travelers Cos., Inc.	5,249,299
	TOTAL	167,692,797
	Health Care—6.6%
69,394	Abbott Laboratories	4,313,531
81,578	AbbVie, Inc.	9,154,683
36,243	Aetna, Inc.	6,770,917
11,411	Allergan PLC	2,056,947
54,648	Amgen, Inc.	10,167,260
33,823	Anthem, Inc.	8,383,030
81,676	Encompass Health Corp.	4,322,294
74,935	Gilead Sciences, Inc.	6,279,553
85,098	Johnson & Johnson	11,759,693
77,482	Medtronic PLC	6,654,929
235,712	Merck & Co., Inc.	13,965,936
491,019	Pfizer, Inc.	18,187,344
92,212	Sanofi, ADR	4,050,873
18,101	UnitedHealth Group, Inc.	4,285,955
	TOTAL	110,352,945

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—5.4%
170,127		ABB Ltd., ADR	$4,741,439
58,943		Caterpillar, Inc.	9,594,741
16,842		Copa Holdings SA, Class A	2,329,754
198,164		Delta Air Lines, Inc.	11,249,770
83,988		Fluor Corp.	5,098,072
13,302		Harris Corp.	2,120,073
127,961		International Consolidated Airlines Group SA, ADR	2,323,772
92,643		Kansas City Southern	10,480,702
176,468		KAR Auction Services Inc.	9,624,565
12,409		Lockheed Martin Corp.	4,403,334
108,298		PACCAR, Inc.	8,074,699
62,376		Raytheon Co.	13,032,841
114,131	[1]	Triton International Ltd. (Bermuda)	4,405,457
26,302		Waste Management, Inc.	2,325,886
		TOTAL	89,805,105
		Information Technology—6.7%
48,534		Apple, Inc.	8,126,048
164,785		Applied Materials, Inc.	8,837,420
37,917		Broadcom Ltd.	9,404,553
305,786		Cisco Systems, Inc.	12,702,350
93,913		DXC Technology Co.	9,349,039
559,984		Hewlett Packard Enterprise Co.	9,183,738
124,961		Intel Corp.	6,015,623
38,060		KLA-Tencor Corp.	4,178,988
43,879		Lam Research Corp.	8,403,706
87,879		Motorola Solutions, Inc.	8,740,445
62,950		Skyworks Solutions, Inc.	6,119,369
84,582		Texas Instruments, Inc.	9,276,108
144,768		Western Digital Corp.	12,881,457
		TOTAL	113,218,844
		Materials—2.1%
21,070		Albemarle Corp.	2,351,201
530,493		Anglo American PLC, ADR	6,466,710
172,305		Chemours Co.	8,894,384
76,921		CRH PLC, ADR	2,876,076
447,227		Lundin Mining Corp. (Canada)	3,232,396
42,439		Nucor Corp.	2,841,717
157,567		Rio Tinto PLC, ADR	8,841,085
		TOTAL	35,503,569
		Telecommunication Services—1.2%
190,601		AT&T, Inc.	7,138,007
212,568		BT Group PLC, ADR	3,987,776
105,493		Verizon Communications, Inc.	5,704,006
124,050		Vodafone Group PLC, ADR	3,996,891
		TOTAL	20,826,680
		Utilities—2.0%
49,741		American Electric Power Co., Inc.	3,421,186
46,024		Dominion Energy, Inc.	3,518,075
30,292		DTE Energy Co.	3,200,047

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Utilities—continued
49,745		Duke Energy Corp.	$3,904,982
62,860		Exelon Corp.	2,420,739
23,113		NextEra Energy, Inc.	3,661,561
64,792		Public Service Enterprises Group, Inc.	3,360,761
27,196		Sempra Energy	2,910,516
60,279		Southern Co.	2,719,186
84,297		Xcel Energy, Inc.	3,847,315
		TOTAL	32,964,368
		TOTAL COMMON STOCKS (IDENTIFIED COST $676,551,396)	799,444,269
		MUNICIPAL BONDS—50.4%
		Alabama—0.3%
$2,000,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 5.75% (United States Treasury PRF 10/1/2020@100), 10/1/2030	2,216,680
700,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 6.00% (United States Treasury PRF 10/1/2020@100), 10/1/2040	780,381
2,000,000		Selma, AL IDB, (International Paper Co.), Revenue Bonds (Series 2011A), 5.375%, 12/1/2035	2,222,640
		TOTAL	5,219,701
		Alaska—0.2%
3,225,000		Valdez, AK Marine Terminal, (BP PLC), Revenue Refunding Bonds (Series 2003B), 5.00%, 1/1/2021	3,497,480
		Arizona—0.7%
3,000,000		Arizona Board of Regents, (Arizona State University), System Revenue & Refunding Bonds (Series 2015A Green Bonds), 5.00%, 7/1/2024	3,515,520
1,225,000		Arizona State IDA Education Revenue, (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017F), 5.00% , (School District Credit Program LOC), 7/1/2052	1,358,807
2,300,000		Maricopa County, AZ, IDA, (GreatHearts Academies), Education Revenue Bonds (GreatHearts Arizona Projects) (Series 2017C), 5.00% , (Arizona Public School Credit Enhancement Program LOC), 7/1/2048	2,598,241
665,000	[2]	Maricopa County, AZ, IDA, (Paradise Schools), Revenue Refunding Bonds, 5.00%, 7/1/2036	688,993
3,000,000		Phoenix, AZ IDA, (Great Heart Academies), Education Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	3,300,000
810,000		Tempe, AZ IDA, (Mirabella at ASU), Revenue Bonds (Series 2017A), 6.125%, 10/1/2052	829,189
		TOTAL	12,290,750
		California—3.7%
2,000,000	[3]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2006C-1), 2.06% (SIFMA 7-day +0.90%) FRNs, Mandatory Tender 5/1/2023	2,033,300
2,500,000	[3]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A), 2.41% (SIFMA 7-day +1.25%) FRNs, 4/1/2027	2,600,600
6,505,000		California Educational Facilities Authority, (Stanford University), Revenue Bonds (Series 2014U-6), 5.00%, 5/1/2045	8,623,093
2,000,000		California Health Facilities Financing Authority, (Providence Health & Services), Revenue Bonds (Series 2014B), 5.00%, 10/1/2044	2,211,040
500,000	[2]	California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	561,040
1,500,000	[2]	California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	1,668,030
1,135,000	[2]	California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.00%, 7/1/2045	1,269,589
1,000,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2014A), 5.00%, 11/1/2039	1,150,280
3,550,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2015A), 5.00%, 11/1/2030	4,220,950
2,000,000		California State, School Facilities UT GO Bonds, 5.00%, 11/1/2031	2,292,560
2,500,000		California State, Various Purpose Refunding GO Bonds, 5.00%, 2/1/2038	2,768,475
2,500,000		California State, Various Purpose UT GO Bonds (Series 2013), 5.00%, 10/1/2022	2,867,150
1,125,000	[2]	California Statewide CDA, (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.25%, 11/1/2044	1,195,740
2,000,000		California Statewide CDA, (Sutter Health), Revenue Refunding Bonds (Series 2011D), 5.25%, 8/15/2031	2,216,500
2,935,000		Chula Vista, CA Municipal Finance Authority, Special Tax Revenue Refunding Bonds (Series 2013), 5.50%, 9/1/2028	3,361,279
500,000		Corona-Norco USDT Community Facilities District No. 98-1, CA, 2013 Special Tax Refunding Bonds, 5.00%, 9/1/2032	555,910
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013A), 5.75%, 1/15/2046	3,450,180

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$5,500,000		Golden State Tobacco Securitization Corp., CA, (California State), Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2015A), 5.00%, 6/1/2040	$6,304,485
1,740,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 6.125% (Citigroup, Inc. GTD), 11/1/2029	2,138,947
3,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 6.00%, 5/1/2039	3,164,580
2,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.00%, 3/1/2031	2,170,860
2,500,000		University of California (The Regents of), General Revenue Bonds (Series 2013AI), 5.00%, 5/15/2032	2,862,225
1,095,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.00%, 5/15/2031	1,226,389
905,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.00% (United States Treasury PRF 5/15/2022@100), 5/15/2031	1,027,528
		TOTAL	61,940,730
		Colorado—1.7%
1,000,000		Clear Creek Station Metropolitan District No. 2, LT GO Refunding Bonds (Series 2017A), 5.00%, 12/1/2047	1,012,210
1,500,000	[2]	Colorado Educational & Cultural Facilities Authority, (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.00%, 12/15/2035	1,593,060
1,250,000		Colorado Health Facilities Authority, (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.00%, 1/1/2031	1,333,162
250,000		Colorado Health Facilities Authority, (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.00%, 1/1/2037	263,168
3,750,000		Colorado Health Facilities Authority, (Sisters of Charity of Leavenworth Health System), Revenue Bonds (Series 2013A), 5.00%, 1/1/2044	4,122,375
600,000		Colorado Health Facilities Authority, (Total Longterm Care National Obligated Group), Revenue Bonds (Series 2010A), 6.00% (United States Treasury PRF 11/15/2020@100), 11/15/2030	669,030
5,170,000		Colorado Springs, CO Utility System, Utilities System Revenue Bonds (Series 2014A-1), 5.00%, 11/15/2044	5,916,393
500,000		Colorado State Health Facilities Authority Revenue, (Frasier Meadows Manor, Inc.), (Series 2017A), 5.25%, 5/15/2037	551,725
1,160,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.50% (United States Treasury PRF 11/1/2018@100), 11/1/2027	1,195,647
2,475,000		Denver (City & County), CO, (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2013B), 5.00%, 11/15/2043	2,745,740
2,800,000		E-470 Public Highway Authority, CO, Revenue Bonds (Series 2010C), 5.375%, 9/1/2026	3,023,972
5,000,000		University of Colorado, Tax-Exempt University Enterprise Revenue Bonds (Series 2013A), 5.00% (United States Treasury PRF 6/1/2023@100), 6/1/2032	5,779,350
		TOTAL	28,205,832
		Delaware—0.1%
2,000,000		University of Delaware, Revenue Bonds (Series 2013A), 5.00%, 11/1/2022	2,283,040
		District of Columbia—0.6%
2,000,000		District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2010A), 5.00%, 12/1/2019	2,123,260
1,435,000		District of Columbia Revenue, (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.00%, 6/1/2041	1,581,671
500,000		District of Columbia Revenue, (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), 5.00%, 7/1/2037	519,385
1,000,000		District of Columbia Revenue, (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), 5.00%, 7/1/2042	1,034,110
525,000		District of Columbia, (KIPP DC), Revenue Bonds (Series 2013A), 6.00%, 7/1/2048 (United States Treasury PRF 7/1/2023@100)	633,134
3,100,000		District of Columbia, UT GO Bonds (Series 2016A), 5.00%, 6/1/2027	3,692,317
1,000,000		Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), 5.125% (United States Treasury PRF 7/1/2019@100), 7/1/2032	1,051,230
		TOTAL	10,635,107
		Florida—2.9%
1,135,000		Atlantic Beach, FL Health Care Facilities, (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.00%, 11/15/2019	1,193,804
4,300,000	[2]	Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), 8.125%, 5/15/2044	4,774,419
4,225,000		Florida State Board of Education, (Florida State), GO Refunding Bonds (Series 2017A), 5.00%, 1/1/2025	4,997,668
4,930,000		Florida State Board of Education, (Florida State), Public Education Capital Outlay Refunding Bonds (Series 2016A), 5.00%, 6/1/2024	5,792,405
665,000		Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2021	738,862
1,000,000		Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2029	1,114,980
1,250,000		Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012A), 5.00%, 10/1/2029	1,393,725

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Florida—continued
$1,100,000	Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.00% (United States Treasury PRF 10/1/2018@100), 10/1/2023	$1,126,499
2,000,000	Miami-Dade County, FL Expressway Authority, Toll System Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2027	2,217,400
1,000,000	Miami-Dade County, FL Expressway Authority, Toll System Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2028	1,108,260
5,215,000	Miami-Dade County, FL Transit System Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2042	5,733,632
4,000,000	Miami-Dade County, FL Water & Sewer, Water & Sewer System Revenue Refunding Bonds (Series 2015), 5.00%, 10/1/2023	4,618,600
1,400,000	Miami-Dade County, FL, (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.75%, 10/1/2030	1,618,834
1,600,000	Miami-Dade County, FL, (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.75%, 10/1/2032	1,845,568
3,435,000	Orange County, FL Tourist Development Tax, Revenue Refunding Bonds (Series 2015), 5.00%, 10/1/2023	3,970,207
1,500,000	Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2018A), 5.00%, 10/1/2037	1,755,495
2,140,000	Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2018A), 5.00%, 10/1/2038	2,498,621
335,000	Palm Beach County, FL Health Facilities Authority, (Sinai Residences of Boca Raton), Revenue Bonds (Series 2014A), 7.25%, 6/1/2034	389,049
1,160,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.40%, 5/1/2037	1,161,311
	TOTAL	48,049,339
	Georgia—2.2%
5,000,000	Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008), 5.625% (United States Treasury PRF 1/1/2019@100), 1/1/2028	5,192,050
1,000,000	Atlanta, GA Airport General Revenue, Airport General Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2033	1,143,720
1,750,000	Atlanta, GA Development Authority Senior Health Care Facilities (Georgia Proton Treatment Center), Revenue Bonds (Series 2017A-1), 6.75% (Original Issue Yield: 7.10%), 1/1/2035	1,784,020
1,940,000	Atlanta, GA Development Authority Senior Health Care Facilities, (Georgia Proton Treatment Center), Revenue Bonds (Series 2017A-1), 7.00%, 1/1/2040	1,991,391
3,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.25% (United States Treasury PRF 11/1/2019@100), 11/1/2034	3,245,310
6,000,000	Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.00%, 11/1/2040	6,839,040
1,500,000	DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta, Inc.), RACs (Series 2009), 5.00%, 11/15/2024	1,587,225
4,000,000	Fulton County, GA Development Authority, (Piedmont Healthcare, Inc.), Revenue Bonds (Series 2014A), 5.00%, 7/1/2044	4,411,960
2,500,000	Fulton County, GA Residential Care Facilities, (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.00%, 7/1/2036	2,750,800
6,000,000	Georgia State, GO Refunding Bonds (Series 2016C-1), 5.00%, 7/1/2024	7,070,460
	TOTAL	36,015,976
	Guam—0.2%
2,565,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625% (United States Treasury PRF 12/1/2019@100), 12/1/2029	2,751,912
500,000	Guam Power Authority, Revenue Bonds (Series 2012A), 5.00%, 10/1/2034	525,895
	TOTAL	3,277,807
	Hawaii—0.1%
1,250,000	Hawaii State Department of Budget & Finance, (Hawaiian Electric Co., Inc.), Special Purpose Revenue Bonds (Series 2009), 6.50%, 7/1/2039	1,328,725
	Idaho—0.3%
2,000,000	Idaho Health Facilities Authority, (Terraces of Boise) Revenue Bonds (Series 2013A), 7.75%, 10/1/2034	2,267,080
2,020,000	Idaho Health Facilities Authority, (Terraces of Boise) Revenue Bonds (Series 2013A), 8.125%, 10/1/2049	2,313,486
	TOTAL	4,580,566
	Illinois—4.8%
1,250,000	Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017H), 5.00%, 12/1/2036	1,282,137
2,000,000	Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2035	2,231,300
2,000,000	Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2036	2,229,000
305,000	Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.00%, 1/1/2041	342,201
80,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), 5.75%, 1/1/2039	88,138
920,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), 5.75% , (United States Treasury PRF 1/1/2021@100), 1/1/2039	1,027,143
1,000,000	Chicago, IL Sales Tax, Revenue Refunding Bonds (Series 2002), 5.00% (United States Treasury PRF 1/1/2025@100), 1/1/2027	1,182,880
1,000,000	Chicago, IL Transit Authority, Federal Transit Administration Section 5337 Revenue Refunding Bonds (Series 2017), 5.00%, 6/1/2026	1,149,600

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$4,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2023	$4,518,400
1,875,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2024	2,136,825
1,000,000		Chicago, IL, UT GO Refunding Bonds (Series 2007E), 5.50%, 1/1/2042	1,072,310
1,000,000		Chicago, IL, UT GO Refunding Bonds (Series 2017A), 5.625%, 1/1/2029	1,138,490
5,350,000		Chicago, IL, UT GO Refunding Bonds (Series 2017A), 6.00%, 1/1/2038	6,110,984
5,000,000		Cook County, IL Sales Tax, Revenue Refunding Bonds (Series 2017), 5.00%, 11/15/2037	5,728,200
415,000		DuPage County, IL, (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	416,212
2,070,000		Illinois Finance Authority, (Admiral at the Lake), Revenue Bonds (Series 2010A), 8.00% (United States Treasury PRF 5/15/2020@100), 5/15/2046	2,359,614
4,300,000		Illinois Finance Authority, (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.25%, 5/15/2054	4,170,871
1,500,000		Illinois Finance Authority, (Depaul University), Revenue Bonds (Series 2016), 5.00%, 10/1/2041	1,685,925
5,000,000		Illinois Finance Authority, (Northwestern University), Revenue Bonds (Series 2015), 5.00%, 12/1/2026	5,934,600
2,000,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2014B), 5.00%, 1/1/2039	2,258,000
4,000,000		Illinois State, (Illinois State Sales Tax), Build Illinois Bonds (Series 2016C), 4.00%, 6/15/2025	4,350,880
5,000,000		Illinois State, GO Bonds (Series 2017D), 5.00%, 11/1/2025	5,340,300
1,500,000		Illinois State, UT GO Bonds (Series 2013A), 5.00%, 4/1/2035	1,550,175
1,445,000		Illinois State, UT GO Bonds (Series 2016), 5.00%, 6/1/2026	1,540,110
2,950,000		Illinois State, UT GO Bonds (Series June 2013), 5.50%, 7/1/2038	3,119,241
2,000,000		Illinois State, UT GO Refunding Bonds (Series 2016), 5.00%, 2/1/2020	2,068,720
775,000		Illinois State, UT GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2024	800,095
2,610,000		Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2024	2,756,029
1,890,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.50%, 6/15/2050	1,969,021
610,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.50% (United States Treasury PRF 6/15/2020@100), 6/15/2050	663,894
4,400,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2017A), 5.00%, 6/15/2057	4,740,780
2,200,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 6.00% (United States Treasury PRF 6/1/2021@100), 6/1/2028	2,504,238
1,500,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2017), 5.00%, 6/1/2027	1,726,785
		TOTAL	80,193,098
		Indiana—1.2%
2,750,000		Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.25% (United States Treasury PRF 7/1/2023@100), 1/1/2034	3,218,710
1,250,000		Indiana Municipal Power Agency, Revenue Refunding Bonds (Series 2017A), 5.00%, 1/1/2042	1,422,738
765,000		Indiana State Finance Authority Hospital Revenue, (Indiana University Health Obligated Group), Hospital Revenue Refunding Bonds (Series 2014A), 5.00%, 12/1/2029	871,496
1,095,000		Indiana State Finance Authority Midwestern Relief, (Ohio Valley Electric Corp.), Midwestern Disaster Relief Revenue Bonds (Series 2012A), 5.00%, 6/1/2032	1,114,962
1,415,000		Indiana State Finance Authority Wastewater Utilities, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2011A), 5.00%, 10/1/2021	1,573,225
1,415,000		Indiana State Finance Authority Wastewater Utilities, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2012A), 5.00%, 10/1/2029	1,583,003
4,000,000		Indiana State Finance Authority Wastewater Utilities, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2014A), 5.00%, 10/1/2039	4,581,120
2,810,000		Indiana University, Student Fee Bonds (Series W-1)/(Green Bonds), 5.00%, 8/1/2026	3,304,391
2,500,000		Whiting, IN Environmental Facilities, (BP PLC), Revenue Bonds (Series 2009), 5.25%, 1/1/2021	2,728,825
		TOTAL	20,398,470
		Iowa—0.6%
600,300		Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014A), 2.70%, 11/15/2046	623,370
112,608	[1]	Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014B), 2.00%, 5/15/2056	1,188
2,470,000		Iowa Finance Authority, (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.50%, 12/1/2022	2,513,027

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Iowa—continued
$840,000		Iowa Finance Authority, (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.875%, 12/1/2027	$896,792
2,000,000		Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), 5.375%, 6/1/2038	2,005,280
2,500,000		Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), 5.50%, 6/1/2042	2,510,625
1,000,000		Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.00%, 12/1/2028	1,139,120
1,000,000		Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.00%, 12/1/2036	1,100,290
		TOTAL	10,789,692
		Kansas—0.3%
5,000,000		Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.00%, 9/1/2044	5,643,950
		Kentucky—0.5%
2,000,000		Kentucky EDFA , (Miralea), Revenue Bonds (Series 2016A), 5.00%, 5/15/2051	2,082,440
2,000,000		Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds (Series 2013), 6.00%, 7/1/2053	2,243,540
885,000		Louisville & Jefferson County, KY Metropolitan Government, (Catholic Health Initiatives), Revenue Bonds (Series 2012A), 5.00%, 12/1/2035	941,162
3,260,000		Louisville & Jefferson County, KY Metropolitan Government, (Catholic Health Initiatives), Revenue Bonds (Series 2012A), 5.00% , (United States Treasury PRF 6/1/2022@100), 12/1/2035	3,691,200
		TOTAL	8,958,342
		Louisiana—1.7%
4,900,000		Louisiana Local Government Environmental Facilities CDA (Westlake Chemical Corp.), Revenue Refunding Bonds (Series 2017), 3.50%, 11/1/2032	4,899,804
1,000,000		Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2030	1,135,050
4,235,000		Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2036	4,751,924
4,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Refunding Bonds (Series 2016A), 5.00%, 6/1/2024	4,625,120
2,000,000		Louisiana State Citizens Property Insurance Corp., Revenue Refunding Bonds (Series 2012), 5.00% (United States Treasury PRF 6/1/2022@100), 6/1/2024	2,264,540
4,660,000		Louisiana State Gas & Fuels Second Lien, Revenue Bonds (Series 2010B), 5.00% (United States Treasury PRF 5/1/2020@100), 5/1/2045	4,999,667
6,175,000		St. Charles Parish, LA Gulf Opportunity Zone (Valero Energy Corp.), Revenue Bonds (Series 2010), 4.00% TOBs, Mandatory Tender 6/1/2022	6,573,658
		TOTAL	29,249,763
		Maine—0.1%
900,000		Maine Health & Higher Educational Facilities Authority, (Maine General Medical Center), Revenue Bonds (Series 2011), 6.75%, 7/1/2041	981,810
		Maryland—0.6%
270,000		Maryland State EDC, (Ports America Chesapeake, Inc. ), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.00%, 6/1/2031	306,852
550,000		Maryland State EDC, (Ports America Chesapeake, Inc. ), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.00%, 6/1/2035	618,442
925,000		Maryland State EDC, (Ports America Chesapeake, Inc.), Revenue Bonds (Series B), 5.75% (United States Treasury PRF 6/1/2020@100), 6/1/2035	1,011,784
7,745,000	[3]	Maryland State Health & Higher Educational Facilities Authority (Johns Hopkins Hospital), Revenue Bonds (Series 2015B), 1.598% (1-month USLIBOR x0.67 +0.55%) FRNs, 5/5/2018	7,746,781
600,000		Westminster, MD, (Lutheran Village at Miller's Grant, Inc.), Revenue Bonds (Series 2014A), 6.00%, 7/1/2034	638,976
		TOTAL	10,322,835
		Massachusetts—1.6%
5,000,000		Massachusetts Development Finance Agency, (Partners Healthcare Systems), Revenue Bonds (Series 2016Q), 5.00%, 7/1/2041	5,643,400
3,195,000		Massachusetts HEFA, (Northeastern University), Revenue Bonds (Series 2010A), 5.00%, 10/1/2025	3,451,878
5,000,000		Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue Refunding Bonds (Series 2015C), 5.00%, 8/15/2037	5,764,650
5,000,000		Massachusetts School Building Authority, Subordinated Dedicated Sales Tax Revenue Bonds (Series 2018A), 5.25%, 2/15/2048	5,918,300
3,000,000		Massachusetts State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs (Series 2017A), 5.00%, 6/1/2042	3,482,400
2,720,000		Massachusetts Water Resources Authority, General Revenue Refunding Bonds (Series 2017C), 5.00%, 8/1/2030	3,258,642
		TOTAL	27,519,270

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—1.6%
$1,000,000		Great Lakes, MI Water Authority, Water Supply System Revenue Senior Lien Bonds (Series 2016C), 5.00%, 7/1/2023	$1,134,500
2,500,000		Michigan Financie Authority Local Government Loan Program, (Great Lakes, MI Sewage Disposal System), Revenue Refunding Second Lien Local Project Bonds (Series 2015C-1), 5.00%, 7/1/2035	2,749,800
1,150,000		Michigan State Finance Authority Revenue, (Great Lakes, MI Water Authority), Senior Lien Revenue Bonds (Series 2014 D-1), 5.00% (AGM INS), 7/1/2037	1,279,708
4,000,000		Michigan State Finance Authority Revenue, (Public Lighting Authority), Local Government Loan Program, Revenue Bonds (Series 2014B), 5.00%, 7/1/2039	4,341,920
5,000,000	[3]	Michigan State Hospital Finance Authority (McLaren Health Care Corp.), Hospital Revenue Refunding Floating Rate Bonds (Series 2015 D-2), 1.812% (1-month USLIBOR x0.68 +0.75%) FRNs, 10/15/2020	5,032,400
1,000,000		Michigan Strategic Fund, (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.25%, 10/15/2026	1,119,590
5,100,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.00%, (Original Issue Yield: 6.25%) 6/1/2048	5,071,287
1,500,000		Saginaw, MI Hospital Finance Authority, (Covenant Medical Center, Inc.), Hospital Revenue Refunding Bonds (Series 2010H), 5.00%, 7/1/2030	1,588,320
1,000,000		Wayne County, MI Airport Authority, Airport Revenue Bonds (Series 2017A), 5.00%, 12/1/2047	1,129,140
2,700,000		Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.00%, 12/1/2037	2,990,979
		TOTAL	26,437,644
		Minnesota—0.2%
3,000,000		Minnesota State, Various Purpose Revenue Refunding UT GO Bonds (Series 2013F), 5.00%, 10/1/2021	3,345,630
600,000		Western Minnesota Municipal Power Agency, MN, Power Supply Revenue Bonds (Series 2014A), 5.00%, 1/1/2040	675,996
		TOTAL	4,021,626
		Mississippi—0.5%
6,600,000		Lowndes County, MS Solid Waste Disposal, (Weyerhaeuser Co.), PCR Refunding Bonds (Project A), 6.80%, 4/1/2022	7,619,238
		Missouri—0.2%
2,500,000		Missouri State HEFA, (BJC Health System, MO), Health Facilities Revenue Bonds, 5.00%, 1/1/2044	2,732,675
1,250,000		St. Louis, MO Apartment Revenue, (St. Louis Lambert International Airport), Airport Revenue Refunding and Airport Revenue Bonds (Series 2017C), 5.00% (AGM INS), 7/1/2042	1,430,512
		TOTAL	4,163,187
		Nebraska—0.8%
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2017C), 5.00% (Goldman Sachs Group, Inc. GTD), 9/1/2042	3,681,210
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3)/(Series 2012), 5.00% (Goldman Sachs & Co. GTD), 9/1/2032	3,339,120
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3)/(Series 2012), 5.00% (Goldman Sachs & Co. GTD), 9/1/2042	3,339,120
2,000,000		Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.00%, 1/1/2037	2,182,160
1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.00%, 1/1/2038	1,090,300
		TOTAL	13,631,910
		Nevada—0.4%
3,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2014A-2), 5.00%, 7/1/2035	3,422,760
3,000,000		Nevada State, Capital Improvement & Cultural LT GO Bonds (Series 2013D-1), 5.00%, 3/1/2022	3,368,460
		TOTAL	6,791,220
		New Hampshire—0.1%
1,000,000	[2]	New Hampshire HEFA (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	1,068,880
		New Jersey—2.4%
3,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2017 DDD), 5.00%, 6/15/2042	3,203,340
1,315,000		New Jersey EDA, (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), 5.25%, 6/15/2040	1,411,139
1,000,000		New Jersey EDA, (New Jersey State), School Facilities Construction Refunding Bonds (Series 2017 DDD), 5.00%, 6/15/2033	1,079,080
2,000,000		New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00%, 6/15/2020	2,132,380
2,000,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Federal Highway Reimbursement Revenue Notes (Series 2016A), 5.00%, 6/15/2020	2,114,760
1,000,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation Program Bonds (Series 2012AA), 5.00%, 6/15/2022	1,091,150

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$3,000,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation System Bonds (Series 2010D), 5.00%, 12/15/2023	$3,332,550
1,200,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation System Bonds (Series 2011A), 6.00%, 6/15/2035	1,323,012
3,705,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation System Bonds (Series 2011B), 5.00%, 6/15/2042	3,859,684
3,000,000		New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017B), 5.00%, 1/1/2040	3,436,350
4,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2015E), 5.00%, 1/1/2034	4,517,400
500,000		Rutgers, The State University of New Jersey, GO Refunding Bonds (Series 2013J), 5.00%, 5/1/2021	550,235
3,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1), 4.625%, 6/1/2026	3,020,190
8,500,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1), 5.00%, 6/1/2041	8,378,535
		TOTAL	39,449,805
		New Mexico—0.1%
2,175,000		New Mexico State Hospital Equipment Loan Council, (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.00%, 8/1/2046	2,459,990
		New York—4.8%
2,000,000		Brooklyn Arena Local Development Corp., NY, PILOTs Revenue Bonds (Series 2009), 6.375% (United States Treasury PRF 1/15/2020@100), 7/15/2043	2,181,660
800,000		Brooklyn Arena Local Development Corp., NY, PILOTs Revenue Refunding Bonds (Series 2016A), 5.00%, 7/15/2042	897,416
2,000,000		Erie County, NY IDA, (Buffalo, NY City School District), School Facility Revenue Refunding Bonds (Series 2011B), 5.00%, 5/1/2020	2,150,380
2,555,000		Glen Cove, NY Local Economic Assistance Corp., (Garvies Point Public Improvement Project), Revenue Bonds (Series 2016A), 5.00%, 1/1/2056	2,653,572
1,030,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	1,131,074
1,670,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75% (United States Treasury PRF 2/15/2021@100), 2/15/2047	1,868,780
3,305,000		Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Revenue Bonds (Series 2013C), 5.00%, 11/15/2042	3,692,544
1,000,000		Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Transportation Revenue Bonds (Series 2014B), 5.25%, 11/15/2039	1,151,480
4,965,000		Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Transportation Revenue Refunding Bonds (Series 2017B), 5.00%, 11/15/2027	5,945,836
4,000,000	[3]	New York City, NY IDA (Yankee Stadium LLC), CPI PILOTs Revenue Bonds (Series 2006), 3.023% (US CPI Urban Consumers YoY NSA +0.825%) FRNs, (FGIC INS), 3/1/2021	3,981,200
2,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer Second General Resolution Revenue Bonds (Fiscal 2015 Series FF), 5.00%, 6/15/2027	2,367,060
3,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Second General Resolution Revenue Bonds (Fiscal 2015 Series EE), 5.00%, 6/15/2036	3,458,070
1,160,000		New York City, NY TFA , Future Tax Secured Subordinate Revenue Bonds (Series 2017C), 5.00%, 11/1/2022	1,324,163
5,000,000		New York City, NY TFA, Future Tax Secured Subordinate Bonds (Fiscal 1999A Subseries E-1), 5.00%, 2/1/2043	5,736,700
2,100,000		New York City, NY TFA, Future Tax Secured Subordinate Revenue Bonds (Series 2014A-1), 5.00%, 8/1/2036	2,411,682
1,000,000	[3]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4), 1.71% (SIFMA 7-day +0.55%) FRNs, 8/1/2025	999,980
2,500,000	[2]	New York Liberty Development Corp., (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.00%, 11/15/2044	2,685,575
2,500,000		New York Liberty Development Corp., (4 World Trade Center), Liberty Revenue Bonds (Series 2011), 5.75%, 11/15/2051	2,822,550
7,805,000		New York State Dormitory Authority State Personal Income Tax Revenue, (New York State Personal Income Tax Revenue Bond Fund), General Purpose Revenue Refunding Bonds (Series 2012A), 5.00%, 12/15/2028	8,866,714
1,500,000		New York State Dormitory Authority, (Columbia University), Revenue Bonds (Series 2015B), 5.00%, 10/1/2021	1,677,345
1,250,000		New York State Thruway Authority, (New York State Thruway Authority—General Revenue), General Revenue Bonds (Series 2012I), 5.00%, 1/1/2037	1,382,525
7,020,000		New York State Thruway Authority, (New York State Thruway Authority—General Revenue), General Revenue Junior Indebtedness Obligations (Series 2013A), 5.00%, 5/1/2019	7,324,949
5,000,000		New York State Urban Development Corp., (New York State Personal Income Tax Revenue Bond Fund), State Personal Income Tax Revenue Bonds (Series 2017A), 5.00%, 3/15/2027	6,009,050
2,000,000		New York State, UT GO Bonds (Series 2011A), 5.00%, 2/15/2020	2,139,020
3,620,000	[3]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bond (Series 2016 4A), 1.748% (1-month USLIBOR x.67 +0.70%) FRNs, 12/1/2021	3,632,489

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$1,500,000		TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.00%, 6/1/2024	$1,740,165
		TOTAL	80,231,979
		North Carolina—0.6%
1,250,000		Charlotte, NC, (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017A), 5.00%, 7/1/2042	1,445,912
5,000,000		Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), Health Care Revenue & Revenue Refunding Bonds (Series 2012A), 5.00%, 1/15/2043	5,457,800
1,125,000		North Carolina Medical Care Commission, (Pennybyrn at Maryfield), Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2015), 5.00%, 10/1/2035	1,192,883
1,500,000		North Carolina Municipal Power Agency No. 1, Revenue Refunding Bonds (Series 2015A), 5.00%, 1/1/2031	1,725,870
		TOTAL	9,822,465
		Ohio—2.0%
2,750,000		American Municipal Power-Ohio, Inc., (American Municipal Power, Prairie State Energy Campus Project), Revenue Refunding Bonds (Series 2015A), 5.25%, 2/15/2033	3,059,843
3,680,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	3,666,200
1,000,000		Hamilton County, OH, (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.00%, 1/1/2051	1,072,140
2,335,000		JobsOhio Beverage System, OH, Statewide Senior Lien Liquor Profits Tax-Exempt Revenue Bonds (Series 2013A), 5.00%, 1/1/2038	2,595,306
1,000,000		Lucas County, OH, (ProMedica Healthcare Obligated Group), Revenue Bonds (Series 2011A), 6.00%, 11/15/2041(United States Treasury PRF 11/15/2021@100)	1,155,800
2,060,000		Muskingum County, OH, (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.00%, 2/15/2027	2,208,402
1,430,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Refunding Bonds (Series 2017A), 5.00%, 1/1/2033	1,674,988
1,125,000		Ohio State Hospital Revenue, (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.00%, 1/15/2041	1,241,246
3,000,000		Ohio State Hospital Revenue, (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.00%, 1/15/2046	3,299,040
3,500,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.00%, 2/15/2048	3,838,625
1,200,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.25%, 2/15/2030	1,368,648
5,000,000		Ohio State, Capital Facilities Lease-Appropriation Bonds (Series 2016A), 5.00%, 2/1/2028	5,877,200
400,000		Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.45%, 12/15/2021	461,912
1,500,000		University of Cincinnati, OH, General Receipts Bonds (Series 2013C), 5.00%, 6/1/2039	1,684,920
		TOTAL	33,204,270
		Oklahoma—0.2%
1,000,000		Tulsa, OK Industrial Authority, (Montereau, Inc.), Senior Living Community Revenue Bonds (Series 2010A), 7.25% (United States Treasury PRF 5/1/2020@100), 11/1/2045	1,119,930
1,250,000		Tulsa, OK Industrial Authority, (Montereau, Inc.), Senior Living Community Revenue Refunding Bonds (Series 2017), 5.25%, 11/15/2037	1,422,500
		TOTAL	2,542,430
		Oregon—0.1%
700,000		Yamhill County, OR Hospital Authority, (Friendsview Retirement Community), Revenue Refunding Bonds (Series 2016A), 5.00%, 11/15/2031	763,721
100,000		Yamhill County, OR Hospital Authority, (Friendsview Retirement Community), Revenue Refunding Bonds (Series 2016A), 5.00%, 11/15/2036	107,787
		TOTAL	871,508
		Pennsylvania—3.1%
4,785,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2042	4,977,500
2,000,000	[3]	Berks County, PA Municipal Authority (Tower Health), Variable Rate Revenue Bonds (Series 2012B), 2.66% (SIFMA 7-day +1.50%) FRNs, 7/1/2022	2,034,680
1,000,000		Chester County, PA IDA, (Collegium Charter School), Revenue Bonds (Series 2012A), 5.25%, 10/15/2032	1,065,890
1,355,000		Cumberland County, PA Municipal Authority, (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.00%, 1/1/2038	1,470,148
1,000,000		Cumberland County, PA Municipal Authority, (Dickinson College), Revenue Bonds (Series 2016), 5.00%, 5/1/2029	1,160,170
5,000,000		Delaware River Joint Toll Bridge Commission, Revenue Bonds (Series 2017), 5.00%, 7/1/2047	5,695,900
1,360,000		Lancaster County, PA Hospital Authority, (University of Pennsylvania Health System), Revenue Refunding Bonds (Series 2016), 5.00%, 8/15/2042	1,537,235

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$1,000,000		Northampton County, PA General Purpose Authority, (St. Luke's Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.25% (United States Treasury PRF 8/15/2018@100), 8/15/2024	$1,020,920
2,500,000		Northampton County, PA General Purpose Authority, (St. Luke's Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.50% (United States Treasury PRF 8/15/2018@100), 8/15/2035	2,555,625
5,000,000		Pennsylvania State Higher Education Facilities Authority, (Thomas Jefferson University), Fixed Rate Revenue Bonds (Series 2015A), 5.00%, 9/1/2045	5,532,650
2,250,000		Pennsylvania State Higher Education Facilities Authority, (University of Pennsylvania Health System), Revenue Bonds (Series 2017A), 5.00%, 8/15/2047	2,533,275
500,000		Pennsylvania State Turnpike Commission, (Pennsylvania State Turnpike Commission-Motor License Fund Enhanced), Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2017-3), 5.00%, 12/1/2040	563,235
1,000,000		Pennsylvania State Turnpike Commission, Oil Franchise Tax Senior Revenue Refunding Bonds (Series 2016A), 5.00%, 12/1/2031	1,159,150
2,055,000		Pennsylvania State Turnpike Commission, Revenue Bonds (Series 2013C), 5.00%, 12/1/2043	2,274,433
2,000,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2015B), 5.00%, 12/1/2045	2,235,780
2,140,000	[3]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B), 2.43% (SIFMA 7-day +1.27%) FRNs, 12/1/2020	2,179,997
1,000,000		Pennsylvania State Turnpike Commission-Motor License Fund Enhanced, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2017-2), 5.00%, 12/1/2038	1,128,250
1,500,000		Pennsylvania State Turnpike Commission-Motor License Fund Enhanced, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2017-3), 5.00%, 12/1/2035	1,704,435
485,000		Philadelphia Authority for Industrial Development, (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	485,548
4,250,000		Philadelphia Authority for Industrial Development, (Temple University), Revenue Bonds (Second Series 2016), 5.00%, 4/1/2031	4,861,830
750,000		Philadelphia, PA Airport System, Airport Revenue and Refunding Bonds (Series 2017A), 5.00%, 7/1/2047	853,080
1,110,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Temple University Health System Obligated Group), Hospital Revenue Bonds (Series 2012A), 5.625%, 7/1/2042	1,212,975
465,000		Philadelphia, PA Water & Wastewater System, Refunding Revenue Bonds (Series 2012), 5.00%, 11/1/2027	521,363
2,535,000		Philadelphia, PA Water & Wastewater System, Refunding Revenue Bonds (Series 2012), 5.00% , (United States Treasury PRF 11/1/2022@100), 11/1/2027	2,891,294
		TOTAL	51,655,363
		Puerto Rico—0.0%
1,500,000	[1,4]	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A), 7.00%, 7/1/2033	532,500
		South Dakota—0.1%
1,000,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2023	1,127,200
		Tennessee—0.6%
6,000,000		Rutherford County, TN Health and Educational Facilities Board, (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2012C), 5.00%, 11/15/2047	6,547,500
1,280,000		Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.25% (Goldman Sachs Group, Inc. GTD), 9/1/2023	1,460,826
2,000,000		Tennessee State School Board Authority, Higher Educational Facilities Second Program Bonds (Series 2013A), 5.00%, 11/1/2029	2,270,380
		TOTAL	10,278,706
		Texas—5.2%
1,700,000		Bexar County, HFDC, (Army Retirement Residence Foundation), Revenue Bonds (Series 2007), 5.00%, 7/1/2033	1,701,768
2,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.25% (United States Treasury PRF 1/1/2021@100), 1/1/2046	2,255,160
1,080,000		Clifton Higher Education Finance Corp., TX, (Idea Public Schools), 6.00%, 8/15/2033	1,238,188
500,000		Clifton Higher Education Finance Corp., TX, (Idea Public Schools), Education Revenue Bonds (Series 2012), 5.00%, 8/15/2042	523,715
3,000,000		Clifton Higher Education Finance Corp., TX, (Uplift Education), Revenue Bonds (Series 2015A), 5.00%, 12/1/2035	3,299,280
3,000,000		Corpus Christi, TX Utility System, Junior Lien Revenue Improvement Bonds (Series 2015A), 5.00%, 7/15/2040	3,361,830
1,000,000		Dallas, TX Waterworks & Sewer System, Revenue Refunding Bonds (Series 2013), 5.00%, 10/1/2031	1,134,620
5,000,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2035	5,390,500
750,000		Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series 2014A), 5.25%, 9/1/2044	805,095
5,000,000		Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), 5.25%, 10/1/2051	5,637,300
2,000,000		Harris County, TX Education Facilities Finance Corp., (Brazos Presbyterian Homes, Inc.), First Mortgage Revenue Bonds (Series 2016), 5.00%, 1/1/2048	2,043,200

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$5,000,000	[3]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 2.06% (SIFMA 7-day +0.90%) FRNs, 5/1/2020	$5,029,300
2,000,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2014D), 5.00%, 11/15/2044	2,279,420
265,000		Houston, TX Higher Education Finance Corp., (Cosmos Foundation, Inc.), Education Revenue Bonds (Series 2011A), 6.875% (United States Treasury PRF 5/15/2021@100), 5/15/2041	307,623
1,650,000		Leander, TX ISD, UT GO Refunding Bonds (Series 2013A), 5.00% , (PSFG GTD), 8/15/2031	1,881,247
315,000		Leander, TX ISD, UT GO Refunding Bonds (Series 2013A), 5.00% , (United States Treasury PRF 8/15/2023@100), 8/15/2031	364,647
325,000		New Hope Cultural Education Facilities Finance Corp., (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), 5.00%, 11/15/2036	339,063
900,000		New Hope Cultural Education Facilities Finance Corp., (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), 5.00%, 11/15/2046	930,321
650,000		New Hope Cultural Education Facilities Finance Corporation, (MRC Langford), Retirement Facility Revenue Bonds (Series 2016A), 5.50%, 11/15/2046	653,991
915,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2015B), 5.00%, 1/1/2045	1,016,409
1,665,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00%, 1/1/2038	1,785,613
1,500,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2016A), 5.00%, 1/1/2030	1,728,165
3,000,000		North Texas Tollway Authority, System Second Tier Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2031	3,353,880
835,000		Red River, TX HFDC, (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), 7.50%, 11/15/2034	962,087
3,000,000		San Antonio, TX Electric & Gas System, Revenue Bonds (New Series 2015), 5.00%, 2/1/2032	3,490,980
750,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (New Series 2015), 5.00%, 2/1/2027	891,727
1,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Buckingham Senior Living Community), Retirement Facilities Revenue Bonds (Series 2015A Fixed Rate Bonds), 5.50%, 11/15/2045	1,525,500
2,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Buckner Senior Living-Ventana Project), Tax-Exempt Mandatory Paydown Securities 80 (Series 2017B-1), 5.625%, 11/15/2024	2,569,200
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Querencia at Barton Creek), Retirement Facility Revenue Bonds (Series 2015), 5.00%, 11/15/2040	1,053,280
5,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Texas Health Resources System), Revenue Bonds (Series 2016A), 5.00%, 2/15/2041	5,651,600
2,965,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), 5.25% (Bank of America Corp. GTD), 12/15/2026	3,496,211
1,200,000		Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.30% (GNMA COL), 7/1/2034	1,219,007
2,500,000		Texas State Public Finance Authority, (Texas State), GO Refunding Bonds (Series 2014A), 5.00%, 10/1/2021	2,785,200
3,870,000		Texas State Transportation Commission—Central Texas Turnpike System, First Tier Revenue Refunding Bonds (Series 2012-A), 5.00%, 8/15/2041	4,242,371
5,000,000		Texas State Transportation Commission, (Texas State), GO Mobility Fund Refunding Bonds (Series 2017A), 5.00%, 10/1/2030	5,995,800
6,415,000		University of Texas System (The Board of Regents of), Revenue Financing System Bonds (Series 2017B), 4.00%, 8/15/2044	6,828,383
		TOTAL	87,771,681
		Utah—0.5%
6,435,000		Utah State, GO Refunding Bonds (Series 2015), 5.00%, 7/1/2024	7,595,810
		Washington—1.6%
750,000		Central Puget Sound, WA Regional Transit Authority Sales Tax and Motor Vehicle Excise Tax Revenue Bonds (Series 2016 S-1), 5.00%, 11/1/2024	887,175
2,750,000		Central Puget Sound, WA Regional Transit Authority Sales Tax Improvement & Refunding Bonds (Series 2015S-1)/(Green Bonds), 5.00%, 11/1/2029	3,246,238
4,000,000		Port of Seattle, WA, LT GO Refunding Bonds (Series 2013A), 5.00%, 11/1/2021	4,477,160
3,650,000		Port of Tacoma, WA, LT GO Bonds (Series 2008A), 5.00% (United States Treasury PRF 6/1/2018@100), 12/1/2030	3,694,055
615,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.25%, 6/1/2031	657,804
1,500,000	[2]	Washington State Housing Finance Commission, (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.00%, 1/1/2031	1,623,975
1,755,000	[2]	Washington State Housing Finance Commission, (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.00%, 1/1/2036	1,867,829
2,000,000	[2]	Washington State Housing Finance Commission, (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), 7.375%, 1/1/2044	2,323,700

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Washington—continued
$7,000,000		Washington State, UT GO Refunding Bonds (Series R-2018D), 5.00%, 8/1/2032	$8,270,080
		TOTAL	27,048,016
		West Virginia—0.3%
5,000,000		West Virginia State Commissioner of Highways, SO Bonds (Series 2016A), 5.00%, 9/1/2020	5,400,300
		Wisconsin—0.5%
2,450,000		Wisconsin HEFA, (Hospital Sisters Services, Inc.), Revenue Refunding Bonds (Series 2014A), 5.00%, 11/15/2029	2,773,277
430,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Wisconsin State), 5.75% (Series 2009A)/(United States Treasury PRF 5/1/2019@100), 5/1/2033	452,928
4,235,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Wisconsin State) (Series 2009A), 5.75% (United States Treasury PRF 5/1/2019@100), 5/1/2033	4,460,810
		TOTAL	7,687,015
		Wyoming—0.1%
1,250,000		Laramie County, WY, (Cheyenne Regional Medical Center), Hospital Revenue Bonds (Series 2012), 5.00%, 5/1/2037	1,348,050
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $819,773,432)	844,143,076
	[3]	SHORT-TERM MUNICIPALS—1.6%
		Alabama—0.7%
11,900,000		Columbia, AL IDB PCRBs, (Series 2014-A) Daily VRDNs (Alabama Power Co.), 1.10%, 2/1/2018	11,900,000
		Louisiana—0.4%
6,500,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.98%, 2/1/2018	6,500,000
		New York—0.2%
1,800,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2014 AA-6 Bonds) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 1.00%, 2/1/2018	1,800,000
1,300,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2008 Series BB-2) Daily VRDNs (Bank of America N.A. LIQ), 0.97%, 2/1/2018	1,300,000
900,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 1.06%, 2/1/2018	900,000
		TOTAL	4,000,000
		Ohio—0.1%
1,400,000		Allen County, OH, (Series 2010C) Daily VRDNs (Mercy Health), (MUFG Union Bank, N.A. LOC), 1.00%, 2/1/2018	1,400,000
		Pennsylvania—0.0%
200,000		Lower Merion, PA School District, (Series B of 2009) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.14%, 2/1/2018	200,000
100,000		Philadelphia, PA, (Series 2009B) Weekly VRDNs (Barclays Bank PLC LOC), 1.13%, 2/1/2018	100,000
		TOTAL	300,000
		Texas—0.2%
2,400,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 1.21%, 2/1/2018	2,400,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $26,500,000)	26,500,000
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $1,522,824,828)	1,670,087,345
		OTHER ASSETS AND LIABILITIES - NET—0.3%[5]	5,761,903
		TOTAL NET ASSETS—100%	$1,675,849,248
At January 31, 2018, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Non-income-producing security.

2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2018, these restricted securities amounted to $21,320,830, which represented 1.3% of total net assets.
Additional information on restricted securities held at January 31, 2018, is as follows:
Security	Acquisition Date	Cost	Market Value
Maricopa County, AZ, IDA, (Paradise Schools), Revenue Refunding Bonds, 5.00%, 7/1/2036	10/6/2016	$706,213	$688,993
California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	6/24/2014	$506,149	$561,040
California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	7/9/2014 - 7/10/2014	$1,510,154	$1,668,030
California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.00%, 7/1/2045	8/27/2015	$1,177,622	$1,269,589
California Statewide CDA, (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.25%, 11/1/2044	11/13/2014	$1,128,137	$1,195,740
Colorado Educational & Cultural Facilities Authority, (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.00%, 12/15/2035	3/13/2015	$1,519,373	$1,593,060
Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), 8.125%, 5/15/2044	8/11/2017	$4,760,117	$4,774,419
New Hampshire HEFA (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	10/4/2017	$1,075,857	$1,068,880
New York Liberty Development Corp., (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.00%, 11/15/2044	10/29/2014	$2,500,000	$2,685,575
Washington State Housing Finance Commission, (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.00%, 1/1/2031	12/14/2016	$1,510,698	$1,623,975
Washington State Housing Finance Commission, (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.00%, 1/1/2036	8/22/2016 – 8/23/2016	$1,971,819	$1,867,829
Washington State Housing Finance Commission, (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), 7.375%, 1/1/2044	1/31/2014	$1,994,028	$2,323,700
3	Current rate and current maturity or next reset date shown for floating/variable rate demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
4	Security in default.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$684,180,959	$—	$—	$684,180,959
International	115,263,310	—	—	115,263,310
Debt Securities:
Municipal Bonds	—	844,143,076	—	844,143,076
Short-Term Municipals	—	26,500,000	—	26,500,000
TOTAL SECURITIES	$799,444,269	$870,643,076	$—	$1,670,087,345

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
AGM	—Assured Guaranty Municipal Corp.
CDA	—Community Development Authority
COL	—Collateralized
COPs	—Certificates of Participation
CPI	—Consumer Price Index
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDFA	—Economic Development Finance Authority
FGIC	—Financial Guaranty Insurance Company
FRNs	—Floating Rate Notes
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PILOTs	—Payment in Lieu of Taxes
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
RACs	—Revenue Anticipation Certificates
SIFMA	—Securities Industry and Financial Markets Association
SO	—Special Obligation
TELA	—Toll Equity Loan Agreement
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 23, 2018